Basic and Diluted Net Earnings/(Loss) Per Share - Effects of Outstanding RSUs Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Share Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted-average of shares	10,710,636	13,923,725